Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The provision for federal income taxes for the years ended December 31 consists of:

(Dollar amounts in thousands)	2022	2021

Current payable	$3,544	$4,466
Deferred	(324)	(401)

Total provision	$3,220	$4,065

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollar amounts in thousands)	2022	2021

Deferred tax assets:
Allowance for loan and lease losses	$2,921	$3,012
Supplemental retirement plan	932	608
Investment security basis adjustment	18	18
Nonaccrual interest income	319	350
Accrued compensation	328	293
Deferred origination fees, net	26	-
Net unrealized loss on AFS securities	5,886	-
Lease liability	952	1,161
Acquisition fair value adjustments	728	-
Net operating losses	366	-
Other	252	-
Gross deferred tax assets	12,728	5,442

Deferred tax liabilities:
Premises and equipment	1,123	632
Net unrealized gain on AFS securities	-	920
Net unrealized gain on equity securities	48	85
FHLB stock dividends	242	139
Intangibles	474	450
Mortgage servicing rights	435	114
Deferred origination fees, net	-	34
Acquisition fair value adjustments	-	249
Right of use assets	928	1,126
Other	24	-
Gross deferred tax liabilities	3,274	3,749

Net deferred tax assets	$9,454	$1,693

No valuation allowance was established on December 31, 2022, and 2021, in view of the Company’s tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate for the years ended December 31, is as follows:

(Dollar amounts in thousands)	2022		2021
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$3,967	21.0%	$4,766	21.0%
Tax-exempt income	(893)	(4.7)%	(703)	(3.1)%
Nondeductible interest expense	5	-%	-	-%
Nondeductible acquisition expense	175	0.9%	-	-%
Other	(34)	(0.2)%	2	-%

Actual tax expense and effective rate	$3,220	17.0%	$4,065	17.9%

ASC 740-10 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

At December 31, 2022 and 2021, the Company had no ASC 740-10 unrecognized tax benefits. The Company does not expect the total amount of unrecognized tax benefits to significantly increase within the next 12 months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the states of Ohio and Florida, and the Bank is subject to a capital-based franchise tax in the state of Ohio. The Company and the Bank are no longer subject to examination by taxing authorities for years before 2019.